Organization (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Mar. 25, 2024	Dec. 31, 2023	Apr. 30, 2023	Jun. 30, 2025
Organization [Line Items]
Share issued		71,897,268
Additional shares issued		718,973
Net proceeds (in Dollars)		$ 9,000
Ordinary Shares par value (in Dollars per share)	$ 0.0000001
Shares, unissued	1
Shares unissued price per share (in Dollars per share)	$ 0.00001
Ordinary Shares [Member]
Organization [Line Items]
Share issued	100
Share Consolidation [Member]
Organization [Line Items]
Share issued				4,419,856
IPO [Member]
Organization [Line Items]
Share issued			13,002
Ordinary shares outstanding				3,802,047
IPO [Member] | Ordinary Shares [Member]
Organization [Line Items]
Share issued			2,416,667